Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Examination [Line Items]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 1,338
Balance at January 1	1,619	$ 1,189	$ 1,086
Additions for tax positions related to the current year	131	192	192
Additions for tax positions of prior years	73	344	73
Reductions for tax positions of prior years	101	91	91
Settlements	375	15	71
Balance at December 31	1,347	1,619	1,189
Gross interest expense related to unrecognized tax benefits	57	37	34
Total accrued interest balance at December 31	249	255	215
Discontinued Operations [Member]
Income Tax Examination [Line Items]
Deferred Tax Assets, Net	442	$ 393
Minimum [Member]
Income Tax Examination [Line Items]
Decrease in Unrecognized Tax Benefits is Reasonably Possible	50
Maximum [Member]
Income Tax Examination [Line Items]
Decrease in Unrecognized Tax Benefits is Reasonably Possible	650
IRS audit of 2014, 2015 and 2016 tax years
Income Tax Examination [Line Items]
Tax Settlement Gain (Loss) Noncash	307
IRS audit of 2014, Rockwell Collins subsidiary
Income Tax Examination [Line Items]
Tax Settlement Gain (Loss) Noncash	40
Reversal of indemnity asset
Income Tax Examination [Line Items]
Tax Settlement Gain (Loss) Noncash	(23)
Various federal, state and non-US statute of limitations expirations and settlements [Member]
Income Tax Examination [Line Items]
Tax Settlement Gain (Loss) Noncash	18
Closure of IRS audit of UTC Tax Year 2013 [Member]
Income Tax Examination [Line Items]
Tax Settlement Gain (Loss) Noncash			64
Tax Settlement Interest Gain (Loss) Noncash			$ 9
Interest Income [Member] | IRS audit of 2014, Rockwell Collins subsidiary
Income Tax Examination [Line Items]
Tax Settlement Gain (Loss) Noncash	56
Interest Income [Member] | Various federal, state and non-US statute of limitations expirations and settlements [Member]
Income Tax Examination [Line Items]
Tax Settlement Gain (Loss) Noncash	$ 5